RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

32— RELATED PARTY TRANSACTIONS

On August 19, 2019, EDAP Technomed Co. Ltd. (Japan) contracted a loan amounting to JPY 80,000,000. As a current practice in Japan, this loan required a personal warranty from the representative director, President and CEO of the subsidiary Mr. Jean-François Bachelard. EDAP TMS S.A., as the parent company, counter-warranted this personal loan and agreed to indemnify Mr. Bachelard, in an indemnification letter dated September 12, 2019 expiring upon loan maturity date of August 26, 2026.

On April 22, 2020, EDAP Technomed Co. Ltd (Japan) contracted another loan amounting to JPY 50,000,000 requiring a personal warranty from the representative director, president and CEO of the subsidiary Mr. Jean-François Bachelard. EDAP TMS S.A., as the parent company, counter-warranted this personal loan and agreed to indemnify Mr. Bachelard, in an indemnification letter dated June 2, 2020, expiring upon loan maturity date of April 2, 2025.